SHARE CAPITAL - Disclosure of detailed information about Loss per Share (Details) - shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Share Capital Information [Abstract]
Weighted average number of shares used in basic earnings per share	172,668,816	140,923,324
Options	4,540,182	5,194,827
Warrants	0	4,738,388
Restricted shares units	727,275	684,534
Performance share units	126,685	0
Weighted average number of shares used in diluted earnings per share	178,062,958	151,541,073